Share-Based Compensation (Details 2) - Employee Stock Option [Member] shares in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Outstanding, Shares, Beginning of year | shares	1,007
Granted, Shares | shares	507
Exercised, Shares | shares
Forfeited, Shares | shares	(42)
Expired, Shares | shares	(244)
Outstanding, Shares, End of year | shares	1,228
Outstanding, Weighted Average Exercise Price, Beginning of year | $ / shares	$ 10.82
Granted, Weighted Average Exercise Price | $ / shares	0.60
Exercised, Weighted Average Exercise Price | $ / shares
Forfeited, Weighted Average Exercise Price | $ / shares	1.59
Expired, Weighted Average Exercise Price | $ / shares	9.96
Outstanding, Weighted Average Exercise Price, End of year | $ / shares	$ 7.09
Outstanding, Weighted Average Remaining Contractual Term	4 years 7 months 28 days
Outstanding, Aggregate Intrinsic Value | $
Vested and expected to vest at end of year, shares | shares	849
Vested and expected to vest at end of year, weighted average exercise price | $ / shares	$ 9.98
Vested and expected to vest at end of year, weighted average remaining contractual term	3 years 8 months 23 days
Vested and expected to vest at end of year, aggregate intrinsic value | $